Document And Entity Information	12 Months Ended
Dec. 31, 2014 shares
Document Information [Line Items]
Entity Registrant Name	WESTPORT INNOVATIONS INC
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	Westport Innovations Inc. (the “Company” or the “Registrant”) is a Canadian issuer eligible to file its annual report pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on Form 40-F pursuant to the multi-jurisdictional disclosure system of the Exchange Act. The Company is a “foreign private issuer” as defined in Rule 3b-4 under the Exchange Act. Equity securities of the Company are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3. This Amendment No. 2 on Form 40-F (“Amendment No. 2”) amends the Company’s Annual Report on Form 40-F for the year ended December 31, 2014 filed with the Securities and Exchange Commission on March 9, 2015 (the “Original Form 40-F”), and the Company's Amended Annual Report on Form 40-F/A filed on July 23, 2015 ("Amendment No.1"). This Amendment No. 2 amends the Report of Independent Registered Public Accounting Firm on the internal control over financial reporting of the Company which is included in Amendment No.1. This Amendment No.2 is being filed to amend the Report of Independent Registered Public Accounting Firm on the Company's internal control over financial reporting to clarify the reference relating to the audit report on the Company's 2014 audited consolidated financial statements. This Amendment No.2 is also being filed to recast Note 23 "Segment Information" to our 2014 audited consolidated financial statements to reflect the change in operating segments made by the Company in the first quarter of 2015. Comparable prior period information has been recast to reflect our revised segment presentation. The related sections in Management’s Discussion and Analysis have also been updated to reflect the revised segment reporting. Other than as discussed above, all information in the Original From 40-F as amended by Amendment No.1 is unchanged and is not reproduced in this Amendment No. 2. This Amendment No. 2 does not reflect events occurring after the date of the Original Audited Annual Financial Statements and Amendment No. 1 nor does it modify or update disclosures affected by subsequent events. Accordingly, this Amendment No. 2 should be read in conjunction with the Original Form 40-F as amended by Amendment No. 1.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	63,480,722
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY